Shareholder's Equity (Schedule Of Additional Information Related To Stock Options) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Total Fair Value	$ 33	$ 50	$ 54
Proceeds from stock options exercised	320	420	205
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	207	91	51
Restricted Stock And Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	155	134	142
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock awards vested	$ 168	$ 178	$ 50